Appendix II (Tables)	12 Months Ended
Dec. 31, 2019
Appendix II
Schedule of operating segments

(Expressed in thousands of Euros)

	Bioscience			Hospital			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Revenues from external customers	3,993,462	3,516,704	3,429,785	134,441	119,454	105,649	733,604	702,265	732,369	266,540	167,004	66,791	22,820	22,451	18,263	(52,176)	(41,154)	(34,784)	5,098,691	4,486,724	4,318,073

Total operating income	3,993,462	3,516,704	3,429,785	134,441	119,454	105,649	733,604	702,265	732,369	266,540	167,004	66,791	22,820	22,451	18,263	(52,176)	(41,154)	(34,784)	5,098,691	4,486,724	4,318,073

Profit/(Loss) for the segment	1,079,216	902,402	985,495	(8,674)	(12,587)	(9,766)	215,828	215,990	248,080	16,246	36,824	35,598	1,279	19,788	(9,632)	(3,094)	(5,764)	(12,305)	1,300,801	1,156,653	1,237,470

Unallocated expenses																			(169,436)	(162,529)	(234,127)
Operating profit/(loss)																			1,131,365	994,124	1,003,343

Finance result																			(274,724)	(257,244)	(287,734)

Share of profit/(loss) of equity accounted investee	—	2,839	(10,434)	—	—	2,112	(19,794)	(10,975)	(9,335)	—	3,039	1,830	(19,744)	(5,941)	(4,060)	—	—	—	(39,538)	(11,038)	(19,887)
Income tax expense																			(168,459)	(131,436)	(34,408)
Profit for the year after tax																			648,644	594,406	661,314

Segment assets	8,416,922	6,928,220	6,007,153	274,250	250,543	145,477	3,676,011	3,526,136	3,356,185	226,814	117,673	7,409	77,501	54,363	60,449	(32,892)	(29,281)	(22,196)	12,638,606	10,847,654	9,554,477
Equity-accounted investments	10,368	99,547	83,905	—	—	—	—	19,256	29,322	49,922	47,742	44,220	54,183	60,360	61,562	—	—	—	114,473	226,905	219,009
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,789,532	1,402,487	1,146,778
Total assets																			15,542,611	12,477,046	10,920,264

Segment liabilities	1,371,352	764,377	423,415	53,441	32,767	13,560	351,799	230,517	192,720	126,289	6,427	—	35,581	34,698	26,903	—	—	—	1,938,462	1,068,786	656,598
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	6,758,381	6,711,656	6,629,701
Total liabilities																			8,696,843	7,780,442	7,286,299

Other information:
Allocated amortisation and depreciation	196,335	156,893	157,478	11,686	10,819	6,436	52,224	44,030	40,815	20,415	5,656	—	2,147	1,941	2,237	—	—	—	282,807	219,339	206,966

Unallocated amortisation and depreciation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	19,648	9,270	8,524

Allocated expenses that do not require cash payments	43,524	172,648	7,049	(289)	297	(514)	(22,873)	(27,651)	(4,423)	393	28	—	—	—	—	—	—	—	20,755	145,322	2,112

Unallocated expenses that do not require cash payments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,416	1,339	(58,752)

Allocated additions for the year of property, plant & equipment, intangible assets and rights of use	868,103	220,531	227,635	62,298	15,354	10,429	103,911	58,064	70,032	65,448	2,050	198	1,768	883	20,911	—	—	—	1,101,528	296,882	329,205

Unallocated additions for the year of property, plant & equipment, intangible assets and rights of use	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	73,544	19,795	11,268

Schedule of reporting by geographical area

(Expressed in thousands of Euros)

	Spain			Rest of European Union			USA + Canada			Rest of World			Consolidated
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

Net Revenue	268,287	264,913	242,894	588,375	535,361	444,089	3,390,811	2,974,429	2,896,505	851,218	712,021	734,585	5,098,691	4,486,724	4,318,073

Assets by geographical area	2,764,054	898,599	899,223	3,425,874	3,177,781	2,397,200	9,059,674	8,133,108	7,341,174	293,009	267,558	282,667	15,542,611	12,477,046	10,920,264

Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	183,891	70,639	62,271	181,736	69,534	80,910	787,586	166,353	188,557	21,859	10,151	8,735	1,175,072	316,677	340,473